RELATED PARTY TRANSACTIONS AND COMMITMENTS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
RELATED PARTY TRANSACTIONS AND COMMITMENTS

During the period ending December 31, 2010, shareholders of the Company paid expenses totaling $5,500 for attorney and stock transfer fees which are included in Due to Shareholders on the accompanying balance sheet. At December 30, 2011 and 2010, the amounts due to related parties were $500 and $5,500 respectively.

Through its wholly-owned subsidiary, GGII, the Company has exclusive rights to the Licensing Agreement with NHIL, the Company’s majority shareholder. In accordance with this agreement, GGII assumes the financial responsibility for the acquisition and maintenance of all patents, as well as USDA’s approval of the Vaccine.